Earnings (Loss) Per Common Share Basic and Diluted (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator - basic and diluted
Net income (loss)	$ (85,877)	$ 22,713	$ 7,747	$ 18,431	$ 39,881	$ 29,439	$ 15,325	$ 19,258	$ (36,986)	$ 103,903	$ 65,984
Denominator
Weighted average number of common shares outstanding - basic	39,913	40,387	40,592	40,358	39,932	40,182	40,587	43,877	40,316	41,131	45,557
Effect of dilutive stock options										915	915
Effect of dilutive convertible notes										836	863
Effect of dilutive restricted shares										591	329
Weighted average number of common shares outstanding - diluted	39,913	41,102	42,074	43,185	42,857	42,267	42,912	45,939	40,316	43,473	47,664
Earnings (loss) per common share - basic	$ (2.15)	$ 0.56	$ 0.19	$ 0.46	$ 1.00	$ 0.73	$ 0.38	$ 0.44	$ (0.92)	$ 2.53	$ 1.45
Earnings (loss) per common share - diluted	$ (2.15)	$ 0.55	$ 0.18	$ 0.43	$ 0.93	$ 0.70	$ 0.36	$ 0.42	$ (0.92)	$ 2.39	$ 1.38
Antidilutive stock options and restricted shares									4,943	2,119	1,606